Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Fund attributable to institutional funding partners (1)	46,633,508	76,559,633	10,783,199
Accrued interest payable of Consolidated Trusts	12,268,000	37,714,338	5,311,953
Professional fee payable	33,280,944	38,682,222	5,448,277
Commission fee payable (2)	182,821,417	142,115,583	20,016,561
Compensation payable to financial institutional cooperators	84,648,141	—	—
Transaction cost payable (3)	58,223,896	138,894,109	19,562,826
Receipts in advance	27,557,372	73,188,645	10,308,405
Insurance fee payable (4)	340,282	7,800,344	1,098,655
Lease liabilities	11,304,693	12,852,494	1,810,236
Other accrued expenses	18,956,280	47,919,895	6,749,377
Total accrued expenses and other current liabilities	476,034,533	575,727,263	81,089,489
(1)Fund attributable to institutional funding partners relate to the principal and interest collected on behalf of the institutional funding partners but have not yet been passed onto them as of December 31, 2022 and 2023.
(2)Commission fee payable relates to the commission fees payable to channel partners who introduce borrowers to the platform of the Group. The commission is typically determined based on the volume of traffic introduced, regardless of whether the introduced traffic becomes a borrower or investor on the Group’s platform.
(3)Transaction cost payable mainly includes payables to external suppliers for credit assessment service, payment processing services, and fees payable to collection agencies.
(4)Insurance fee payable relates to the insurance fees payable to external insurance company who provides credit insurance to investors or institutional funding partners.